Expense Example, No Redemption - Retail Class - Transamerica Floating Rate	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	577	826	1,094	1,858	183	596	1,034	2,253	82	288	511	1,153